Document And Entity Information	12 Months Ended
Sep. 30, 2024 shares
Document Information Line Items
Entity Central Index Key	0001837821
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--09-30
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41661
Entity Registrant Name	Jin Medical International Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 33 Lingxiang Road
Entity Address, Address Line Two	Wujin District
Entity Address, City or Town	Changzhou City
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Trading Symbol	ZJYL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	156,547,100
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	Jin Medical International Ltd. (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to its Annual Report on Form 20-F for the fiscal year ended September 30, 2024, as initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 24, 2025 (the “Initial Filing”), solely for the purpose of amending and restating in its entirety the section “Item 15. Controls and Procedures” in the Initial Filing in response to certain comments from the staff of the SEC, and to restate that the Company is an accelerated filer for the fiscal year ended September 30, 2024.This Amendment speaks as of January 24, 2025, the date of the Initial Filing. Except as set forth above, this Amendment does not amend, update or restate in any way the financial statements, any other item or disclosure contained in the Initial Filing. As a result, this Amendment does not reflect any event that has occurred after January 24, 2025. Accordingly, this Amendment should be read in conjunction with the Initial Filing as well as the Company’s other filings with, and reports furnished to, the SEC after January 24, 2025.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment.
Amendment Flag	true
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 33 Lingxiang Road
Entity Address, Address Line Two	Wujin District
Entity Address, City or Town	Changzhou City
Entity Address, Country	CN
Contact Personnel Name	Mr. Ziqiang Wang
City Area Code	+86
Local Phone Number	519 89607972
Contact Personnel Email Address	ir@zhjmedical.com
Entity Address, Postal Zip Code	00000